Summary Of Significant Accounting Policies - Additional Details (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Convertible Preferred Stock
Par value of preferred stock	$ 0.0001	$ 0.0001
Annual dividend percentage for each holder of preferred stock	2.00%
Conversion terms of preferred stock	Five years after the issuance date all Preferred Stock shall automatically convert into shares of common stock at a conversion price equal to $10.00 per preferred share. At any time following the third anniversary from their issuance date, if the closing price of the common stock has been at least $20.00 per share, for 10 consecutive business days, the remaining balance of the then-outstanding preferred shares shall automatically convert at a conversion price equal to $14.00 per share of common stock. The holders of Preferred Stock are entitled, at their option, at any time following their issuance date and prior to their final conversion date, to convert all or any such then-outstanding preferred shares into common stock at a conversion price equal to $14.00 per preferred share.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Foreign Currency Exchange Gains / (Losses)	$ 184	$ (217)	$ (383)
Provision for loss making voyages in progress	801	4,974
Termination of indemnities liability	$ 660	$ 686
Stock-based compensation
Vesting Period	3 years
Vesting Date	Apr. 30, 2015
Retirement compensation
Description Of Defined Contribution Pension And Other Postretirement Plans	The amount of compensation is based on the number of years of service and the amount of remuneration at the date of dismissal or retirement up to a maximum of two years' salary. If the employees remain in the employment of the Company until normal retirement age, they are entitled to retirement compensation which is equal to 40% of the compensation amount that would be payable if they were dismissed at that time. The number of employees that will remain with the Company until retirement age is not known.
US retirement plan
Description Of Defined Contribution Pension And Other Postretirement Plans	The Company sponsors a 401(k) retirement savings plan, which is categorized as a defined contribution plan. The plan is available to full time employees who meet the plan's eligibility requirements. The plan permits employees to make contributions up to 15% of their annual salary with the Company matching up to the first 6%. The Company makes monthly contributions (matching contributions) to the plan based on amounts contributed by employees. Subsequent to making the matching contributions, the Company has no further obligations. The Company may make an additional discretionary contribution annually if such a contribution is authorized by the Board of Directors. The plan is administered by an independent professional firm that specializes in providing such services